UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 90.3% of Net Assets
	Aerospace & Defense — 2.2%
70,705	Alliant Techsystems, Inc.(b)(c)	$6,642,028
665,886	Boeing Co. (The)(b)	38,188,562
50,119	Goodrich Corp.(b)	2,084,950
510,574	Honeywell International, Inc.(b)	21,214,350
155,837	Raytheon Co.(b)	8,338,838
656,905	United Technologies Corp.(b)	39,453,714

		115,922,442

	Air Freight & Logistics — 0.9%
721,182	United Parcel Service, Inc., Class B(b)	45,355,136

	Airlines — 0.0%
122,116	AMR Corp.(b)(c)	1,199,179
72,213	Continental Airlines, Inc., Class B(b)(c)	1,204,513

		2,403,692

	Auto Components — 0.1%
179,243	ArvinMeritor, Inc.(b)	2,337,329
262,890	Cooper Tire & Rubber Co.(b)	2,260,854

		4,598,183

	Beverages — 2.2%
1,206,987	Coca-Cola Co. (The)(b)	63,825,472
738,206	PepsiCo, Inc.(b)	52,611,942

		116,437,414

	Biotechnology — 1.4%
466,844	Amgen, Inc.(b)(c)	27,669,844
94,304	Biogen Idec, Inc.(b)(c)	4,742,548
52,841	Cephalon, Inc.(b)(c)	4,094,649
154,900	Genentech, Inc.(b)(c)	13,736,532
343,274	Gilead Sciences, Inc.(b)(c)	15,646,429
1,000,000	PDL BioPharma, Inc.(b)	9,310,000

		75,200,002

	Capital Markets — 2.0%
604,836	Charles Schwab Corp. (The)(b)	15,725,736
109,169	Eaton Vance Corp.(b)	3,846,024
269,422	Goldman Sachs Group, Inc. (The)(b)	34,486,016
22,733	Legg Mason, Inc.(b)	865,218
1,257,041	Merrill Lynch & Co., Inc.(b)	31,803,137
461,344	Morgan Stanley(b)	10,610,912
282,100	Waddell & Reed Financial, Inc., Class A(b)	6,981,975

		104,319,018

	Chemicals — 1.9%
905,693	Dow Chemical Co. (The)(b)	28,782,924
685,618	E.I. Du Pont de Nemours & Co.(b)	27,630,405
159,513	Eastman Chemical Co.(b)	8,782,786
164,162	Lubrizol Corp.(b)	7,081,949
171,475	Monsanto Co.(b)	16,972,595
6,875	Mosaic Co. (The)(b)	467,637
401,150	Olin Corp.(b)	7,782,310
286,428	RPM International, Inc.(b)	5,539,518

		103,040,124

	Commercial Banks — 2.7%
7,199	Associated Bancorp.(b)	143,620
75,300	FirstMerit Corp.(b)	1,581,300
47,300	HSBC Holdings PLC, Sponsored ADR(b)	3,823,259
94,166	Old National Bancorp(b)	1,885,203
1,346,346	U.S. Bancorp(b)	48,495,383
219,562	Wachovia Corp.(b)	768,467
2,349,569	Wells Fargo & Co.(b)	88,179,325

		144,876,557

	Commercial Services & Supplies — 0.8%
68,930	Avery Dennison Corp.(b)	3,066,006
234,100	Deluxe Corp.(b)	3,368,699
96,739	Dun & Bradstreet Corp.(b)	9,128,292
257,493	R. R. Donnelley & Sons Co.(b)	6,316,303
282,237	Resources Connection, Inc.(b)(c)	6,358,800
410,071	Waste Management, Inc.(b)	12,913,136

		41,151,236

	Communications Equipment — 2.1%
86,050	Adtran, Inc.(b)	1,677,115
2,394,183	Cisco Systems, Inc.(b)(c)	54,012,768
601,769	Corning, Inc.(b)	9,411,667
160,317	JDS Uniphase Corp.(b)(c)	1,356,282
2,629,299	Motorola, Inc.(b)	18,773,195
55,360	Plantronics, Inc.(b)	1,246,707
594,933	QUALCOMM, Inc.(b)	25,564,271
21,413	Research In Motion Ltd.(b)(c)	1,462,508

		113,504,513

	Computers & Peripherals — 3.9%
424,677	Apple, Inc.(b)(c)	48,268,788
1,096,064	Dell, Inc.(b)(c)	18,063,135
1,071,588	Hewlett-Packard Co.(b)	49,550,229
765,163	International Business Machines Corp.(b)	89,493,464

		205,375,616

	Consumer Finance — 0.4%
536,115	American Express Co.(b)	18,994,554
327,836	Discover Financial Services(b)	4,530,694

		23,525,248

	Containers & Packaging — 0.2%
312,359	Sonoco Products Co.(b)	9,270,815

	Distributors — 0.1%
147,107	Genuine Parts Co.(b)	5,915,172

	Diversified Financial Services — 4.9%
2,405,032	Bank of America Corp.(b)	84,176,120
4,723,907	Citigroup, Inc.(b)	96,887,333
44,492	CME Group, Inc.(b)	16,529,223
73,591	ING Groep NV, Sponsored ADR(b)	1,574,847
1,352,165	JP Morgan Chase & Co.(b)	63,146,105

		262,313,628

	Diversified Telecommunication Services — 3.2%
3,179,475	AT&T, Inc.(b)	88,770,942
28,072	FairPoint Communications, Inc.(b)	243,385
699,200	Frontier Communications Corp.(b)	8,040,800
2,252,147	Verizon Communications, Inc.(b)	72,271,397

		169,326,524

	Electric Utilities — 1.2%
1,146,228	Duke Energy Corp.(b)	19,978,754
268,654	Exelon Corp.(b)	16,823,114
87,500	Hawaiian Electric Industries, Inc.(b)	2,547,125

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Electric Utilities — continued
223,625	Pepco Holdings, Inc.(b)	$5,123,249
407,917	Progress Energy, Inc.(b)	17,593,460

		62,065,702

	Electrical Equipment — 0.8%
937,816	Emerson Electric Co.(b)	38,253,515
4,194	First Solar, Inc.(b)(c)	792,289
167,470	Hubbell, Inc., Class B(b)	5,869,823

		44,915,627

	Electronic Equipment & Instruments — 0.1%
161,140	Tyco Electronics Ltd.(b)	4,457,132

	Energy Equipment & Services — 2.4%
156,581	Baker Hughes, Inc.(b)	9,479,414
328,317	BJ Services Co.(b)	6,280,704
67,054	CARBO Ceramics, Inc.(b)	3,460,657
141,726	Diamond Offshore Drilling, Inc.(b)	14,606,281
100,655	ENSCO International, Inc.(b)	5,800,748
534,370	Halliburton Co.(b)	17,308,244
216,153	Patterson-UTI Energy, Inc.(b)	4,327,383
560,737	Schlumberger Ltd.(b)	43,787,952
184,104	Smith International, Inc.(b)	10,795,859
220,438	Tidewater, Inc.(b)	12,203,448

		128,050,690

	Food & Staples Retailing — 2.1%
640,500	CVS Caremark Corp.(b)	21,559,230
33,100	Longs Drug Stores Corp.(b)	2,503,684
679,610	SUPERVALU, Inc.(b)	14,747,537
1,194,880	Wal-Mart Stores, Inc.(b)	71,561,363

		110,371,814

	Food Products — 1.3%
233,750	ConAgra Foods, Inc.(b)	4,548,775
1,881,176	Kraft Foods, Inc., Class A(b)	61,608,514
118,700	Sara Lee Corp.(b)	1,499,181

		67,656,470

	Gas Utilities — 0.6%
192,013	National Fuel Gas Co.(b)	8,099,108
370,055	Nicor, Inc.(b)	16,411,939
188,746	Oneok, Inc.(b)	6,492,863
89,216	WGL Holdings, Inc.(b)	2,895,059

		33,898,969

	Health Care Equipment & Supplies — 1.6%
398,406	Baxter International, Inc.(b)	26,147,386
435,067	Boston Scientific Corp.(b)(c)	5,338,272
310,324	Covidien Ltd.(b)	16,683,018
18,011	Edwards Lifesciences Corp.(b)(c)	1,040,315
30,655	Intuitive Surgical, Inc.(b)(c)	7,387,242
607,067	Medtronic, Inc.(b)	30,414,057
27,900	Mentor Corp.(b)	665,694

		87,675,984

	Health Care Providers & Services — 1.2%
311,054	Aetna, Inc.(b)	11,232,160
51,573	Coventry Health Care, Inc.(b)(c)	1,678,701
41,680	Health Net, Inc.(b)(c)	983,648
292,839	Medco Health Solutions, Inc.(b)(c)	13,177,755
562,436	UnitedHealth Group, Inc.(b)	14,280,250
119,265	Universal Health Services, Inc., Class B(b)	6,682,418
283,953	WellPoint, Inc.(b)(c)	13,280,482

		61,315,414

	Hotels, Restaurants & Leisure — 0.9%
118,414	International Game Technology(b)	2,034,352
625,320	McDonald’s Corp.(b)	38,582,244
51,848	Starwood Hotels & Resorts Worldwide, Inc.(b)	1,459,003
84,933	Tim Hortons, Inc.(b)	2,516,565
279,650	Wendy’s/Arby’s Group, Inc., Class A(b)	1,470,959

		46,063,123

	Household Durables — 0.9%
50,604	Black & Decker Corp. (The)(b)	3,074,193
56,600	Ethan Allen Interiors, Inc.(b)	1,585,932
314,071	Leggett & Platt, Inc.(b)	6,843,607
391,436	Newell Rubbermaid, Inc.(b)	6,756,185
71,123	Snap-On, Inc.(b)	3,745,337
146,960	Stanley Works (The)(b)	6,134,110
441,750	Tupperware Brands Corp.(b)	12,205,553
104,137	Whirlpool Corp.(b)	8,257,023

		48,601,940

	Household Products — 2.5%
262,995	Colgate-Palmolive Co.(b)	19,816,673
231,302	Kimberly-Clark Corp.(b)	14,997,622
1,384,699	Procter & Gamble Co.(b)	96,499,673

		131,313,968

	Industrial Conglomerates — 3.5%
535,953	3M Co.(b)	36,610,949
5,424,665	General Electric Co.(b)	138,328,958
253,611	Tyco International Ltd.(b)	8,881,457

		183,821,364

	Insurance — 2.9%
115,700	Aegon NV, Sponsored ADR(b)	1,015,846
620,508	Allstate Corp. (The)(b)	28,617,829
568,156	American International Group, Inc.(b)	1,891,959
118,684	AON Corp.(b)	5,336,033
671,950	Arthur J Gallagher & Co.(b)	17,242,237
2,000	Axa SA, Sponsored ADR(b)	65,320
873,889	Fidelity National Financial, Inc., Class A(b)	12,846,168
165,838	Hartford Financial Services Group, Inc.(b)	6,797,700
354,396	Lincoln National Corp.(b)	15,171,693
343,944	Marsh & McLennan Cos., Inc.(b)	10,923,661
99,340	Mercury General Corp.(b)	5,438,865
214,859	MetLife, Inc.(b)	12,032,104
183,100	Nationwide Financial Services, Class A(b)	9,032,323
13,897	Old Republic International Corp.(b)	177,187
453,073	Travelers Cos., Inc.(The)(b)	20,478,899
143,556	Unitrin, Inc.(b)	3,580,287
121,740	XL Capital Ltd., Class A(b)	2,184,016
90,485	Zenith National Insurance Corp.(b)	3,315,370

		156,147,497

	Internet & Catalog Retail — 0.3%
241,942	Amazon.com, Inc.(b)(c)	17,603,700

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Internet Software & Services — 1.3%
158,445	Akamai Technologies, Inc.(b)(c)	$2,763,281
523,752	eBay, Inc.(b)(c)	11,721,570
124,173	Google, Inc., Class A(b)(c)	49,733,770
120,925	VeriSign, Inc.(b)(c)	3,153,724

		67,372,345

	IT Services — 1.4%
53,360	Accenture Ltd., Class A(b)	2,027,680
342,558	Automatic Data Processing, Inc.(b)	14,644,355
44,775	Broadridge Financial Solutions, Inc.(b)	689,087
198,068	Cognizant Technology Solutions Corp., Class A(b)(c)	4,521,892
76,352	DST Systems, Inc.(b)(c)	4,274,949
147,655	Fidelity National Information Services, Inc.(b)	2,725,711
58,238	Lender Processing Services, Inc.(b)	1,777,424
49,162	MasterCard, Inc., Class A(b)	8,717,897
658,079	Paychex, Inc.(b)	21,736,349
82,118	Visa, Inc., Class A(b)	5,041,224
294,713	Western Union Co.(b)	7,270,570

		73,427,138

	Leisure Equipment & Products — 0.6%
708,752	Eastman Kodak Co.(b)	10,900,606
976,400	Mattel, Inc.(b)	17,614,256
70,761	Polaris Industries, Inc.(b)	3,218,918

		31,733,780

	Life Sciences Tools & Services — 0.1%
53,956	Covance, Inc.(b)(c)	4,770,250

	Machinery — 1.6%
401,933	Caterpillar, Inc.(b)	23,955,207
129,288	Cummins, Inc.(b)	5,652,471
357,369	Deere & Co.(b)	17,689,765
117,649	Eaton Corp.(b)	6,609,521
157,361	Ingersoll-Rand Co. Ltd., Class A(b)	4,904,942
78,128	Parker Hannifin Corp.(b)	4,140,784
94,715	Pentair, Inc.(b)	3,274,298
211,900	SPX Corp.(b)	16,316,300
100,511	Timken Co. (The)(b)	2,849,487

		85,392,775

	Media — 1.4%
299,221	Comcast Corp., Special Class A(b)	5,900,638
252,188	Lamar Advertising Co., Class A(b)(c)	7,790,087
81,924	News Corp., Class B(b)	995,377
185,714	Omnicom Group, Inc.(b)	7,161,132
169,530	Time Warner Cable, Inc., Class A(b)(c)	4,102,626
1,405,934	Time Warner, Inc.(b)	18,431,795
898,544	Walt Disney Co. (The)(b)	27,576,315

		71,957,970

	Metals & Mining — 1.1%
302,040	Alcoa, Inc.(b)	6,820,063
828,408	Cia Siderurgica Nacional SA, Sponsored ADR(b)	17,611,954
4,260	Cleveland-Cliffs, Inc.(b)	225,524
246,902	Gerdau SA, Sponsored ADR(b)	2,740,612
129,220	Nucor Corp.(b)	5,104,190
1,301,307	Southern Copper Corp.(b)	24,828,938
255,300	Worthington Industries, Inc.(b)	3,814,182

		61,145,463

	Multi Utilities — 1.5%
549,261	Ameren Corp.(b)	21,437,657
703,971	Consolidated Edison, Inc.(b)	30,242,594
341,182	Integrys Energy Group, Inc.(b)	17,038,629
167,364	OGE Energy Corp.(b)	5,168,200
228,825	Public Service Enterprise Group, Inc.(b)	7,503,172

		81,390,252

	Multiline Retail — 0.6%
482,301	J.C. Penney Co., Inc.(b)	16,079,915
207,824	Macy’s, Inc.(b)	3,736,676
289,423	Nordstrom, Inc.(b)	8,341,171
45,638	Sears Holdings Corp.(b)(c)	4,267,153

		32,424,915

	Oil, Gas & Consumable Fuels — 9.1%
130,087	Bill Barrett Corp.(b)(c)	4,177,093
245,149	BP PLC, Sponsored ADR(b)	12,299,125
458,767	Chesapeake Energy Corp.(b)	16,451,385
1,429,353	Chevron Corp.(b)	117,893,035
46,751	CNOOC Ltd., Sponsored ADR(b)	5,353,457
694,411	ConocoPhillips(b)	50,865,606
78,266	CONSOL Energy, Inc.(b)	3,591,627
62,431	Crosstex Energy, Inc.(b)	1,558,902
15,392	EnCana Corp.(b)	1,011,716
148,800	Eni SpA, Sponsored ADR(b)	7,878,960
2,544,350	Exxon Mobil Corp.(b)	197,594,221
114,723	Newfield Exploration Co.(b)(c)	3,669,989
494,263	Occidental Petroleum Corp.(b)	34,820,828
58,283	Pioneer Natural Resources Co.(b)	3,047,035
203,092	Royal Dutch Shell PLC, Class A, Sponsored ADR(b)	11,984,459
345,390	Southwestern Energy Co.(b)(c)	10,548,211
103,026	StatoilHydro ASA, Sponsored ADR(b)	2,452,019

		485,197,668

	Paper & Forest Products — 0.1%
150,284	MeadWestvaco Corp.(b)	3,503,120

	Personal Products — 0.2%
221,524	Avon Products, Inc.(b)	9,208,753

	Pharmaceuticals — 7.4%
759,591	Abbott Laboratories(b)	43,737,250
688,746	Eli Lilly & Co.(b)	30,325,486
218,989	GlaxoSmithKline PLC, Sponsored ADR(b)	9,517,262
1,852,110	Johnson & Johnson(b)	128,314,181
1,559,333	Merck & Co., Inc.(b)	49,212,549
4,712,856	Pfizer, Inc.(b)	86,905,065
672,362	Schering-Plough Corp.(b)	12,418,526
252,278	Teva Pharmaceutical Industries Ltd., Sponsored ADR(b)	11,551,810
588,155	Wyeth(b)	21,726,446

		393,708,575

	REITs — 1.2%
823,795	Annaly Mortgage Management, Inc.(b)	11,080,043
225,600	CBL & Associates Properties, Inc.(b)	4,530,048

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	REITs — continued
300,206	Duke Realty Corp.(b)	$7,379,063
125,000	Healthcare Realty Trust, Inc.(b)	3,643,750
243,564	Liberty Property Trust(b)	9,170,184
140,670	Mack-Cali Realty Corp.(b)	4,764,493
429,450	Nationwide Health Properties, Inc.(b)	15,451,611
81,842	Redwood Trust, Inc.(b)	1,778,427
261,000	Senior Housing Properties Trust(b)	6,219,630

		64,017,249

	Road & Rail — 0.6%
502,201	CSX Corp.(b)	27,405,108
65,948	J.B. Hunt Transport Services, Inc.(b)	2,200,685

		29,605,793

	Semiconductors & Semiconductor Equipment — 3.1%
1,530,550	Advanced Micro Devices, Inc.(b)(c)	8,035,388
216,738	Altera Corp.(b)	4,482,142
211,445	Analog Devices, Inc.(b)	5,571,576
725,200	Applied Materials, Inc.(b)	10,972,276
3,699,148	Intel Corp.(b)	69,285,042
137,716	Kla-Tencor Corp.(b)	4,358,711
353,582	Linear Technology Corp.(b)	10,840,824
536,290	Microchip Technology, Inc.(b)	15,783,015
173,244	National Semiconductor Corp.(b)	2,981,529
176,151	NVIDIA Corp.(b)(c)	1,886,577
376,770	PMC-Sierra, Inc.(b)(c)	2,795,633
601,063	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	5,631,960
614,762	Texas Instruments, Inc.(b)	13,217,383
351,950	Xilinx, Inc.(b)	8,253,228

		164,095,284

	Software — 3.5%
699,398	Activision Blizzard, Inc.(b)(c)	10,791,711
261,481	Adobe Systems, Inc.(b)(c)	10,320,655
119,464	Autodesk, Inc.(b)(c)	4,008,017
4,099,485	Microsoft Corp.(b)	109,415,255
1,586,179	Oracle Corp.(b)(c)	32,215,295
130,205	Quality Systems, Inc.(b)	5,502,463
21,260	SAP AG, Sponsored ADR(b)	1,135,922
547,725	Symantec Corp.(b)(c)	10,724,456

		184,113,774

	Specialty Retail — 2.0%
131,660	Abercrombie & Fitch Co., Class A(b)	5,193,987
235,933	American Eagle Outfitters, Inc.(b)	3,597,978
465,027	Best Buy Co., Inc.(b)	17,438,513
77,185	Foot Locker, Inc.(b)	1,247,310
362,988	Gap, Inc. (The)(b)	6,453,927
492,741	Home Depot, Inc.(b)	12,757,064
311,223	Limited Brands, Inc.(b)	5,390,382
409,458	Lowe’s Cos., Inc.(b)	9,700,060
3,600	OfficeMax, Inc.(b)	32,004
346,016	RadioShack Corp.(b)	5,979,156
177,257	Ross Stores, Inc.(b)	6,524,830
494,935	Staples, Inc.(b)	11,136,038
254,204	Tiffany & Co.(b)	9,029,326
208,063	TJX Cos., Inc.(b)	6,350,083
132,109	Urban Outfitters, Inc.(b)(c)	4,210,314

		105,040,972

	Thrifts & Mortgage Finance — 0.3%
108,450	Capitol Federal Financial(b)	4,807,589
706,056	New York Community Bancorp, Inc.(b)	11,854,680

		16,662,269

	Tobacco — 1.7%
1,144,449	Altria Group, Inc.(b)	22,705,868
121,234	Lorillard, Inc.(b)	8,625,799
846,056	Philip Morris International, Inc.(b)	40,695,294
234,383	Reynolds American, Inc.(b)	11,395,702
272,996	Vector Group Ltd.(b)	4,821,109

		88,243,772

	Trading Companies & Distributors — 0.1%
127,681	GATX Corp.(b)	5,052,337

	Wireless Telecommunication Services — 0.1%
91,900	China Mobile Ltd., Sponsored ADR(b)	4,602,353
145,344	Clearwire Corp., Class A(b)(c)	1,726,687

		6,329,040

	Total Common Stocks (Identified Cost $4,522,371,312)	4,790,888,208

Contracts
Put Options — 1.7%
5,450	On S&P 500 Index expiring October 18, 2008 at 1100(d)	10,573,000
5,139	On S&P 500 Index expiring October 18, 2008 at 1075(d)	7,194,600
5,732	On S&P 500 Index expiring November 22, 2008 at 1175(d)	36,598,820
6,463	On S&P 500 Index expiring November 22, 2008 at 1100(d)	23,040,595
5,450	On S&P 500 Index expiring November 22, 2008 at 1050(d)	12,671,250

	Total Put Options (Identified Cost $76,696,592)	90,078,265

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — 7.1%
$379,093,000

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $379,106,689 on 10/01/2008, collateralized by $27,520,000 Federal Home Loan Bank, 5.000% due 12/12/2008 valued at $28,070,400; $339,245,000 Federal National Mortgage Association Discount Note, Zero Coupon due 12/15/2008 valued at $337,124,719; $16,415,000 Federal National Mortgage Association Discount Note, Zero Coupon due 12/16/2008 valued at $16,332,925; $5,045,000 Federal National Mortgage Association Discount Note, Zero Coupon due 3/19/2009 valued at $4,994,550; $145,000 Federal National Mortgage Association, 6.000% due 4/18/2036 valued at $155,446, including accrued interest(e)

(Identified Cost $379,093,000)

		379,093,000

	Total Investments — 99.1% (Identified Cost $4,978,160,904)(a)	$5,260,059,473
	Other assets less liabilities — 0.9%	46,861,828

	Net Assets — 100%	$5,306,921,301

Contracts
Call Options Written — (0.7%)
4,666	On S&P 500 Index expiring October 18, 2008 at 1300(d)	$(1,283,150)
5,860	On S&P 500 Index expiring October 18, 2008 at 1325(d)	(791,100)
5,099	On S&P 500 Index expiring October 18, 2008 at 1275(d)	(2,702,470)
5,119	On S&P 500 Index expiring October 18, 2008 at 1250(d)	(4,863,050)
5,122	On S&P 500 Index expiring November 22, 2008 at 1300(d)	(5,634,200)
5,014	On S&P 500 Index expiring November 22, 2008 at 1325(d)	(3,559,940)
5,014	On S&P 500 Index expiring November 22, 2008 at 1250(d)	(11,707,690)
4,440	On S&P 500 Index expiring November 22, 2008 at 1275(d)	(7,237,200)

	Total Call Options Written (Premium Received $145,683,390)	$(37,778,800)

As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by Predecessor Fund shareholders on January 18, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore certain information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Options are generally valued at an average of the closing bid and asked quotations. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”), are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of September 30, 2008 the total amount of put options fair valued was $90,078,265 and call options written fair valued was $37,778,800. Investments in other open-end investment companies are valued at the net asset value each day.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the NYSE are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2008, the net unrealized appreciation on investments based on a cost of $4,978,160,904 (excludes proceeds received from written options of $145,683,390) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation in which there is an excess of value over tax cost:

Investment securities	583,519,652
Written options	107,904,590

Aggregate gross unrealized depreciation in which there is an excess of tax cost over value:

Investment securities	(301,621,083)
Written options	—

Net unrealized appreciation	$389,803,159

At December 31, 2007, the Predecessor Fund had a capital loss carryforward of approximately $226,975,993 of which $48,810,304 expires on December 31, 2011 and $178,165,689 expires on December 31, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

The following is a summary of Gateway Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	27,928	$131,929,240
Options written	185,082	599,021,608
Options terminated in closing purchase transactions	(114,021)	(366,203,376)
Options expired	(58,655)	(219,064,082)
Outstanding at 9/30/2008	40,334	$145,683,390

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Fair Value Measurements

The Predecessor Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. The adoption of FAS 157 by the Predecessor Fund remains in effect for the Fund as of the close of business February 15, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,169,981,208
Level 2 - Other Significant Observable Inputs	90,078,265
Level 3 - Significant Unobservable Inputs	—

Total	$5,260,059,473

Call Options Written Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	$37,778,800
Level 3 - Significant Unobservable Inputs	—

Total	$37,778,800

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at September 30, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	7.4
Diversified Financial Services	4.9
Computers & Peripherals	3.9
Software	3.5
Industrial Conglomerates	3.5
Diversified Telecommunication Services	3.2
Semiconductors & Semiconductor Equipment	3.1
Insurance	2.9
Commercial Banks	2.7
Household Products	2.5
Energy Equipment & Services	2.4
Beverages	2.2
Aerospace & Defense	2.2
Communications Equipment	2.1
Food & Staples Retailing	2.1
Specialty Retail	2.0
Capital Markets	2.0
Other Investments, less than 2% each	30.3
Short-Term Investments	7.1

Total Investments	99.1
Other assets less liabilities (including Call Options Written)	0.9

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 19, 2008